Business Segments	12 Months Ended
Dec. 31, 2011
Business Segments

Note 14—Business Segments

Torchmark’s reportable segments are based on the insurance product lines it markets and administers: life insurance, health insurance, and annuities. These major product lines are set out as reportable segments because of the common characteristics of products within these categories, comparability of margins, and the similarity in regulatory environment and management techniques. There is also an investment segment which manages the investment portfolio, debt, and cash flow for the insurance segments and the corporate function. Torchmark’s chief operating decision maker evaluates the overall performance of the operations of the Company in accordance with these segments.

Life insurance products include traditional and interest-sensitive whole life insurance as well as term life insurance. Health products are generally guaranteed-renewable and include Medicare Supplement, Medicare Part D, cancer, accident, long-term care, and limited-benefit hospital and surgical coverages. Annuities include fixed-benefit contracts.

Torchmark markets its insurance products through a number of distribution channels, each of which sells the products of one or more of Torchmark’s insurance segments. The tables below present segment premium revenue by each of Torchmark’s marketing groups.

Torchmark Corporation

Premium Income By Distribution Channel

	For the Year 2011
	Life		Health		Annuity		Total
Distribution Channel	Amount	% of Total	Amount	% of Total	Amount	% of Total	Amount	% of Total
United American Independent	$22,846	1	$306,490	33	$608	100	$329,944	12
Liberty National Exclusive	288,308	17	290,107	31			578,415	22
American Income Exclusive	607,914	35	80,119	9			688,033	26
Direct Response	593,650	35	57,067	6			650,717	25
Medicare Part D			196,710	21			196,710	7
Other	213,526	12					213,526	8

	$1,726,244	100	$930,493	100	$608	100	$2,657,345	100

	For the Year 2010
	Life		Health		Annuity		Total
Distribution Channel	Amount	% of Total	Amount	% of Total	Amount	% of Total	Amount	% of Total
United American Independent	$25,534	1	$314,524	32	$638	100	$340,696	13
Liberty National Exclusive	294,587	18	331,056	34			625,643	24
American Income Exclusive	560,649	34	79,059	8			639,708	24
Direct Response	566,604	34	54,328	5			620,932	23
Medicare Part D			208,970	21			208,970	8
Other	216,325	13					216,325	8

	$1,663,699	100	$987,937	100	$638	100	$2,652,274	100

	For the Year 2009
	Life		Health		Annuity		Total
Distribution Channel	Amount	% of Total	Amount	% of Total	Amount	% of Total	Amount	% of Total
United American Independent	$28,498	2	$326,442	32	$541	100	$355,481	14
Liberty National Exclusive	298,485	19	388,522	38			687,007	26
American Income Exclusive	507,899	32	75,097	7			582,996	22
Direct Response	536,878	33	46,555	5			583,433	22
Medicare Part D			183,586	18			183,586	7
Other	220,093	14					220,093	9

	$1,591,853	100	$1,020,202	100	$541	100	$2,612,596	100

Because of the nature of the life insurance industry, Torchmark has no individual or group which would be considered a major customer. Substantially all of Torchmark’s business is conducted in the United States, primarily in the Southeastern and Southwestern regions.

The measure of profitability established by the chief operating decision maker for insurance segments is underwriting margin before other income and administrative expenses, in accordance with the manner the segments are managed. It essentially represents gross profit margin on insurance products before insurance administrative expenses and consists of premium, less net policy obligations, acquisition expenses, and commissions. Interest credited to net policy liabilities (reserves less deferred acquisition costs) is reflected as a component of the Investment segment in order to match this cost to the investment earnings from the assets supporting the net policy liabilities.

The measure of profitability for the Investment segment is excess investment income, which represents the income earned on the investment portfolio in excess of net policy requirements and financing costs associated with Torchmark’s debt. Other than the above-mentioned interest allocations and an intersegment commission, there are no other intersegment revenues or expenses. Expenses directly attributable to corporate operations are included in the “Corporate” category. Stock-based compensation expense is considered a corporate expense by Torchmark management and is included in this category. All other unallocated revenues and expenses on a pretax basis, including insurance administrative expense, are included in the “Other” segment category. The following tables set forth a reconciliation of Torchmark’s revenues and operations by segment to its major income statement line items.

	For the Year 2011
	Life	Health	Annuity	Investment	Other	Corporate	Adjustments		Consolidated
Revenue:
Premium	$1,726,244	$930,493	$608				$(1,027	)(1)	$2,656,318
Net investment income				$707,041			(14,013	)(2,5)	693,028
Other income					$2,507		(356	)(4)	2,151

Total revenue	1,726,244	930,493	608	707,041	2,507		(15,396)		3,351,497
Expenses:
Policy benefits	1,118,909	632,847	42,547				(1,027	)(1)	1,793,276
Required interest on net reserves	(458,029)	(36,729)	(57,040)	551,798					0
Amortization of acquisition costs	452,054	81,228	12,688	(181,387)					364,583
Commissions, premium taxes, and non-deferred acquisition costs	152,347	64,157	68				(356	)(4)	216,216
Insurance administrative expense(3)					159,109		19,880	(6,7,8)	178,989
Parent expense						$7,693			7,693
Stock-based compensation expense						14,954			14,954
Interest expense				77,644			264	(2)	77,908

Total expenses	1,265,281	741,503	(1,737)	448,055	159,109	22,647	18,761		2,653,619

Sub total	460,963	188,990	2,345	258,986	(156,602)	(22,647)	(34,157)		697,878
Non operating items							19,880	(6,7,8)	19,880
Amortization of low-income housing interests							14,277	(5)	14,277

Measure of segment profitability (pretax)	$460,963	$188,990	$2,345	$258,986	$(156,602)	$(22,647)	$0		732,035

Deduct applicable income taxes									(238,335)

Segment profits after tax									493,700

Add back income taxes applicable to segment profitability									238,335
Add (deduct) realized investment gains (losses)									25,904
Deduct amortization of low-income housing(5)									(14,277)
Deduct state administrative settlement expense(6)									(6,901)
Deduct loss on sale of equipment(7)									(979)
Deduct litigation expense(8)									(12,000)

Pretax income per Consolidated Statement of Operations									$723,782

(1)	Medicare Part D items adjusted to GAAP from the segment analysis, which matches expected benefits with policy premium.
(2)	Reclassification of interest amount due to accounting rule requiring deconsolidation of Trust Preferred Securities.
(3)	Administrative expense is not allocated to insurance segments.
(4)	Elimination of intersegment commission.
(5)	Amortization of low-income housing interests.
(6)	State administrative settlement expense.
(7)	Loss on sale of equipment.
(8)	Litigation expense.

	For the Year 2010
	Life	Health	Annuity	Investment	Other	Corporate	Adjustments		Consolidated
Revenue:
Premium	$1,663,699	$987,937	$638				$(516	)(1)	$2,651,758
Net investment income				$685,253			(8,889	)(2,5)	676,364
Other income					$2,834		(664	)(4)	2,170

Total revenue	1,663,699	987,937	638	685,253	2,834		(10,069)		3,330,292
Expenses:
Policy benefits	1,082,423	669,707	41,430				(516	)(1)	1,793,044
Required interest on net reserves	(434,319)	(35,368)	(51,996)	521,683					0
Amortization of acquisition costs	443,541	86,067	9,722	(176,940)					362,390
Commissions, premium taxes, and non-deferred acquisition costs	141,792	68,565	134				(664	)(4)	209,827
Insurance administrative expense(3)					155,615				155,615
Parent expense						$8,809			8,809
Stock-based compensation expense						11,848			11,848
Interest expense				75,265			264	(2)	75,529

Total expenses	1,233,437	788,971	(710)	420,008	155,615	20,657	(916)		2,617,062

Subtotal	430,262	198,966	1,348	265,245	(152,781)	(20,657)	(9,153)		713,230
Amortization of low-income housing interests							9,153	(5)	9,153

Measure of segment profitability (pretax)	$430,262	$198,966	$1,348	$265,245	$(152,781)	$(20,657)	$0		722,383

Deduct applicable income taxes									(242,558)

Segment profits after tax									479,825

Add back income taxes applicable to segment profitability									242,558
Add (deduct) realized investment gains (losses)									37,340
Deduct amortization of low-income housing(5)									(9,153)

Pretax income per Consolidated Statement of Operations									$750,570

(1)	Medicare Part D items adjusted to GAAP from the segment analysis, which matches expected benefits with policy premium.
(2)	Reclassification of interest amount due to accounting rule requiring deconsolidation of Trust Preferred Securities.
(3)	Administrative expense is not allocated to insurance segments.
(4)	Elimination of intersegment commission.
(5)	Amortization of low-income housing interests, previously considered a reduction of consolidated pretax segment profitability.

	For the Year 2009
	Life	Health	Annuity	Investment	Other	Corporate	Adjustments		Consolidated
Revenue:
Premium	$1,591,853	$1,020,202	$541				$(2,491	)(1)	$2,610,105
Net investment income				$632,276			264	(2)	632,540
Other income					$2,914		(994	)(4)	1,920

Total revenue	1,591,853	1,020,202	541	632,276	2,914		(3,221)		3,244,565
Expenses:
Policy benefits	1,040,248	679,810	35,762				(2,491	)(1)	1,753,329
Required interest on net reserves	(410,917)	(34,243)	(41,840)	487,000					0
Amortization of acquisition costs	425,452	94,600	6,040	(170,106)					355,986
Commissions, premium taxes, and non-deferred acquisition costs	141,139	81,714	267				(994	)(4)	222,126
Insurance administrative expense(3)					150,325		355	(5)	150,680
Parent expense						$9,590			9,590
Stock-based compensation expense						9,860			9,860
Interest expense				69,668			264	(2)	69,932

Total expenses	1,195,922	821,881	229	386,562	150,325	19,450	(2,866)		2,571,503

Subtotal	395,931	198,321	312	245,714	(147,411)	(19,450)	(355)		673,062
Nonoperating items							355	(5)	355

Measure of segment profitability (pretax)	$395,931	$198,321	$312	$245,714	$(147,411)	$(19,450)	$0		673,417

Deduct applicable income taxes									(226,426)

Segment profits after tax									446,991

Add back income taxes applicable to segment profitability									226,426
Add (deduct) realized investment gains (losses) and impairments									(129,492)
Deduct loss on Company-occupied property(5)									(355)

Pretax income per Consolidated Statement of Operations									$543,570

(1)	Medicare Part D items adjusted to GAAP from the segment analysis, which matches expected benefits with policy premium.
(2)	Reclassification of interest amount due to accounting rule requiring deconsolidation of Trust Preferred Securities.
(3)	Administrative expense is not allocated to insurance segments.
(4)	Elimination of intersegment commission.
(5)	Loss on Company-occupied property.

Torchmark holds a sizeable investment portfolio to support its insurance liabilities, the yield from which is used to offset policy benefit, acquisition, administrative and tax expenses. This yield or investment income is taken into account when establishing premium rates and profitability expectations of its insurance products. In holding such a portfolio, investments are sold, called, or written down from time to time, resulting in a realized gain or loss. These gains or losses generally occur as a result of disposition due to issuer calls, a downgrade in credit quality, compliance with Company investment policies, or other reasons often beyond management’s control. Unlike investment income, realized gains and losses are incidental to insurance operations, and only overall yields are considered when setting premium rates or insurance product profitability expectations. While these gains and losses are not relevant to segment profitability or core operating results, they can have a material positive or negative result on net income. For these reasons, management removes realized investment gains and losses when it views its segment operations.

The following table summarizes the measures of segment profitability as determined in the three preceding tables for comparison with prior periods. The table also reconciles segment profits to net income.

Analysis of Profitability by Segment

	2011	2010*	2009	2011 Change	%	2010 Change	%
Life insurance underwriting margin	$460,963	$430,262	$395,931	$30,701	7	$34,331	9
Health insurance underwriting margin	188,990	198,966	198,321	(9,976)	(5)	645	0
Annuity underwriting margin	2,345	1,348	312	997		1,036
Other insurance:
Other income	2,507	2,834	2,914	(327)	(12)	(80)	(3)
Administrative expense	(159,109)	(155,615)	(150,325)	(3,494)	2	(5,290)	4
Excess investment income	258,986	265,245	245,714	(6,259)	(2)	19,531	8
Corporate and adjustments	(22,647)	(20,657)	(19,450)	(1,990)	10	(1,207)	6

Pre-tax total	732,035	722,383	673,417	9,652	1	48,966	7
Applicable taxes	(238,335)	(242,558)	(226,426)	4,223	(2)	(16,132)	7

After-tax total, before discontinued operations	493,700	479,825	446,991	13,875	3	32,834	7
Discontinued operations (after tax)	0	27,932	26,810	(27,932)		1,122	4

Total	493,700	507,757	473,801	(14,057)	(3)	33,956	7
Realized gains (losses)—investments (after tax)	16,838	24,270	(85,345)	(7,432)		109,615
Realized gains (losses)—discontinued operations (after tax)	0	1,852	(7,909)	(1,852)		9,761
Loss on disposal of discontinued operations (after tax)	(455)	(35,013)	0	34,558		(35,013)
Tax settlements (after tax)	0	0	2,858	0		(2,858)
Cost of legal settlements (after tax)	(7,800)	0	0	(7,800)		0
State administrative settlement (after tax)	(4,486)	0	0	(4,486)		0
Loss on Company-occupied property (after tax)	0	0	(231)	0		231
Loss on sale of equipment (after tax)	(636)	0	0	(636)		0

Net income	$497,161	$498,866	$383,174	$(1,705)	0	$115,692	30

*	During 2011, management changed the definition of total segment profits before tax to exclude the amortization of low-income housing interests, which management views as a tax expense. Accordingly, the 2010 total segment profits before tax and applicable tax amount have been updated for comparison purposes.

Assets for each segment are reported based on a specific identification basis. The insurance segments’ assets contain deferred acquisition costs (including the value of insurance purchased). The investment segment includes the investment portfolio, cash, and accrued investment income. Goodwill is assigned to the insurance segments at the time of purchase based on the excess of cost over the fair value of assets acquired for the benefit of that segment. All other assets, representing approximately 4% of total assets, are included in the other category. The table below reconciles segment assets to total assets as reported in the consolidated financial statements.

Assets by Segment

	At December 31, 2011
	Life	Health	Annuity	Investment	Other	Consolidated
Cash and invested assets				$12,437,699		$12,437,699
Accrued investment income				192,325		192,325
Deferred acquisition costs	$2,566,748	$315,587	$34,397			2,916,732
Goodwill	309,609	87,282				396,891
Other assets					$644,625	644,625

Total assets	$2,876,357	$402,869	$34,397	$12,630,024	$644,625	$16,588,272

	At December 31, 2010
	Life	Health	Annuity	Investment	Other	Consolidated
Cash and invested assets				$11,563,656		$11,563,656
Accrued investment income				183,861		183,861
Deferred acquisition costs	$2,486,001	$328,771	$54,774			2,869,546
Goodwill	309,609	87,282				396,891
Other assets					$609,019	609,019

Total assets	$2,795,610	$416,053	$54,774	$11,747,517	$609,019	$15,622,973

Other Balances by Segment

	At December 31, 2011
	Life	Health	Annuity	Consolidated
Future policy benefits	$7,697,108	$589,441	$1,285,708	$9,572,257
Unearned and advance premium	16,965	52,574		69,539
Policy claims and other benefits payable	118,737	103,517		222,254

Total	$7,832,810	$745,532	$1,285,708	$9,864,050

	At December 31, 2010
	Life	Health	Annuity	Consolidated
Future policy benefits	$7,318,283	$570,775	$1,260,973	$9,150,031
Unearned and advance premium	17,343	56,822		74,165
Policy claims and other benefits payable	121,000	100,598		221,598

Total	$7,456,626	$728,195	$1,260,973	$9,445,794